Financial Instruments	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 21 - Financial Instruments

A.	Overview

The Company has exposure to the following risks from its use of financial instruments:

—	Credit risk
—	Liquidity risk
—	Market risk

This note presents quantitative and qualitative information about the Company’s exposure to each of the above risks, and the Company’s objectives, policies and processes for measuring and managing risk.

In order to manage these risks and as described hereunder, the Company executes transactions in derivative financial instruments. Presented hereunder is the composition of the derivatives:

	For the year ended December
	2017	2016
	€ in thousands

Derivatives presented under current liabilities
Swap contracts	(121)	(479)
Derivatives presented under non-current liabilities
Forward contracts	(2,650)	(48)
Currency swap	(1,244)	-
Swap contracts	(418)	(2,279)
	(4,312)	(2,327)

The following table sets forth the details of the Company’s Forward and SWAP contracts with banking institutions:

	December 31, 2017
	Currency/	Currency/
	linkage/interest rate	Linkage/interest rate		Fair value - € in
	receivable	Payable	Date of expiration	thousand
EUR 8 million interest swap transaction for a period of 17 years, amortized semi-annually	Euribor 6 months	Fixed 2.67%	September 7, 2027	(28)
Euro 10 million interest swap transaction for a period of 17 years, amortized quarterly	Euribor 3 months	Fixed 3.595%	April 3, 2028	(20)
Euro 3.75 million interest swap transaction for a period of 15 years, semi-annually.	Euribor 6 months	Fixed 2.53%	June 30, 2027	(269)
Euro 7.5 million interest rate swap transaction for a period of 12 years, semi-annually.	Euribor 6 months	Fixed 1.17%	December 31, 2027	(222)
Forward EUR/USD contracts with an aggregate EUR denominated principal of EUR 20 million.	weighted average rate of approximately 1.18		November 2021	(2,650)
NIS 83.2 million currency swap transaction EUR/NIS for a period of 7 years, semi-annually.	NIS	Euro	June 2024	(1,244)

B.	Risk management framework

The Company's management and board of directors have overall responsibility for the establishment and oversight of the Company’s risk management framework.

C.	Credit Risk

As at December 31, 2017, the Company does not have any significant concentration of credit risk.

Cash and short-term deposits
As at December 31, 2017 and 2016, the Company had cash and cash equivalents in the amount of €23,962 thousand and €22,486 thousand, respectively. The Company’s cash and cash equivalents are deposited with financial institutions that received a credit rating (international rating scale). See also Note 3.

Marketable securities
As at December 31, 2017 and 2016, the Company invested in a traded Bond in an amount of €5,412 thousand and €972 thousand, respectively, with the intention to maintain the value of its liquid resources. See also Note 4 and Note 2-G.

Restricted cash
As at December 31, 2017 and 2016, the Company had a balance of current restricted cash of €15 for both years, and a balance of non-current restricted cash of €3,660 thousand and €5,134 thousand, respectively. See also Note 4.

Trade and other receivables
As at December 31, 2017 and 2016, the Company had a balance of trade receivables of €406 thousand and €329 thousand, respectively. This balance mainly refers to NEXUS or GNERA that represent the PV Plants located in Spain in its dealings with the Spanish National Energy Commission, and are due within 60 days from issuance. It is also referring to the balance from the Israel Electricity Authority for the PV Plant located in Israel and is due in 30 days.

As at December 31, 2017 and 2016, the Company had a balance of revenue receivables of €3,436 thousand and €2,753 thousand, respectively. This balance refers to amounts to be paid from GSE, Italy's energy regulation agency, and from NEXUS or GNERA that represent the PV Plants located in Spain in its dealings with the Spanish National Energy Commission, and is due within 90 days from the end of the month.

The Company’s management closely monitors the economic and political environment in which it operates. As per the Company's management estimations there are no significant credit risks assigned to the trade receivables and income receivables as these amounts are due by governmental agencies.

As at December 31, 2017 and 2016, the Company had a balance of government authorities' receivables of €2,306 thousand and €2,213 thousand, respectively. This balance refers to VAT and withholding tax receivables in Italy, Spain and The Netherlands.

D.	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The Company has contractual commitments due to debentures issued and financing agreements and EPC and O&M agreements of its subsidiaries in Italy and Spain. See also Note 14A.

The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the spot rates at the reporting date, including estimated interest payments. This disclosure excludes the impact of netting agreements:

	December 31, 2017
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	Euro€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	44,864	48,506	4,313	4,861	14,744	24,588

Finance lease obligation including current maturities	4,020	4,987	483	483	1,449	2,572

Debentures	57,631	67,884	7,251	11,398	31,880	17,355

Trade payables and other accounts payable	2,990	2,990	2,990	-	-	-

	109,505	124,367	15,037	16,742	48,073	44,515

Derivative finance liabilities

Forward contracts	2,650	2,650	-	-	2,650	-

Currency swap	1,244	1,244	(145)	75	446	868

Swap contracts	539	539	121	183	116	119

	4,433	4,433	(24)	258	3,212	987

	December 31, 2016
	Carrying	Contractual	Less than			More than
	Amount	cash flows	1 year	2 years	3-5 years	5 years
	Euro€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	17,737	21,163	1,245	1,642	5,195	13,081

Finance lease obligation including current maturities	4,338	5,470	483	483	1,449	3,055

Debentures	33,806	41,063	6,550	6,322	17,598	10,593

Trade payables and other accounts payable	2,389	2,389	2,389	-	-	-

	58,270	70,085	10,667	8,447	24,242	26,729

Derivative finance liabilities

Forward contracts	48	48	-	-	48	-
Swap contracts	2,758	2,758	479	683	655	941

	2,806	2,806	479	683	703	941

E.	Market risk

Market risk is the risk that changes in market prices will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The principal risks that the Company faces, as assessed by management, are as follows: a change in the regulation applicable to the area of activity, a change in the tariffs as approved by the relevant electricity authorities in the countries in which the Company operates, changes in the situation of the electricity and gas market, political and security events.

(1)	Foreign currency risk

As a result of the Company's operations and presentation currency, the Company is exposed to the impact of exchange rate fluctuations of the EUR/USD and NIS/EUR  on the Company's balance sheet.

(a)	The exposure to linkage and foreign currency risk

The Company's exposure to linkage and foreign currency risk except in respect of derivatives (see hereunder) was as follow:

	December 31, 2017
	Non-monetary/Non finance	NIS(*)	USD	Unlinked/EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	2,723	11,742	9,497	23,962
Marketable securities	-	-	2,162	-	2,162
Restricted cash short-term and	-	-	-
restricted marketable securities	-		3,250	15	3,265
Receivable from concession project	-	1,286	-	-	1,286
Trade and other receivables	548	3,359	731	6,007	10,645
Financial asset short-term	-	1,249	-	-	1,249
Non-current assets:
Investments in equity accounted investees	17,171	10,484	-	-	27,655
Advances on account of investments in process	8,825	-	-	-	8,825
Concession intangible asset	5,505	-	-	-	5,505
Financial asset	-	27,725	-	-	27,725
Fixed assets	78,837	-	-	-	78,837
Restricted cash long-term	-	1,797	351	1,512	3,660
Deferred tax	1,777	-	-	-	1,777
Other assets	1,122	-	-	413	1,535
Current liabilities:
Loans and borrowings	-	(1,455)	-	(1,648)	(3,103)
Short-term debentures	-	(4,644)	-	-	(4,644)
Accounts payable	-	7	-	(1,356)	(1,349)
Accrued expenses and other payables	-	(811)	-	(1,376)	(2,187)
Non-current liabilities:
Finance lease obligations	-	-	-	(3,690)	(3,690)
Long-term loans	-	(20,141)	-	(21,950)	(42,091)
Long-term debentures	-	(52,987)	-	-	(52,987)
Deferred tax	(5,982)	-	-	-	(5,982)
Other long-term liabilities	-	(4)	-	(4,551)	(4,555)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	107,803	(31,412)	18,236	(17,127)	77,500

(*) including items linked to CPI

	December 31, 2016
	Non-monetary	NIS	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	101	16,717	5,668	22,486
Marketable securities	-	-	972	-	972
Restricted cash short-term	-	-	-	15	15
Trade and other receivables	507	1,552	2,065	5,363	9,487
Non-current assets:
Investments in equity accounted investees	17,753	11,520	-	-	29,273
Advances on account of investments in process	812	-	-	-	812
Financial asset	-	1,265	-	-	1,265
Fixed assets	73,274	-	-	-	73,274
Restricted cash long-term	-	-	3,620	1,514	5,134
Deferred tax	2,485	-	-	-	2,485
Other assets	903	96	2,227	35	3,261
Current liabilities:
Loans and borrowings	-	-	-	(1,094)	(1,094)
Short-term debentures	-	(4,744)	-	-	(4,744)
Accounts payable	-	(63)	(88)	(1,450)	(1,601)
Accrued expenses and other payables	(1,176)	(879)	(357)	(707)	(3,119)
Non-current liabilities:
Finance lease obligations	-	-	-	(4,020)	(4,020)
Long-term loans	-	(398)	-	(16,563)	(16,961)
Long-term debentures	-	(29,046)	-	-	(29,046)
Deferred tax	(881)	-	-	-	(881)
Other long-term liabilities	-	(2)	-	(2,625)	(2,627)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	93,677	(20,598)	25,156	(13,864)	84,371

Information regarding significant exchange rates:

	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 Euro in 2017	13.9	1.198	2.7	4.153
1 Euro in 2016	(3.4)	1.052	(4.8)	4.044

(b)	Sensitivity analysis

A change as at December 31 in the exchange rates of the following Euro against the USD, as indicated below would have increased (decreased) equity by the amounts shown below (after tax). This analysis is based on foreign currency exchange rate that the Company considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, remain constant.

	December 31, 2017
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	761	(761)
5% in NIS	(378)	378

	December 31, 2016
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	981	(981)
5% in NIS	(256)	256

Interest rate risk

The Company is exposed to changes in fair value, as a result of changes in interest rate in connection with its loans and borrowings. The debt instruments of the Company bear interest at variable rates.

Sensitivity analysis

A change in interest rate would have increased (decreased) profit or loss by the amounts shown below:

	December 31,
	2017	2016
	Profit or loss	Profit or loss
	€ in thousands
Increase of 1%	804	864
Increase of 3%	2,473	2,587
Decrease of 1%	(863)	(857)
Decrease of 3%	(2,532)	(2,581)

F.	Fair value

(1)	Fair values versus carrying amounts

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, other accounts receivables, pledged deposits, financial derivatives credit from banks and trade payables and other accounts payables are the same or proximate to their fair value.

The fair values of the other financial liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	December 31, 2017
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	57,631	60,518	-	-
Loans from banks and others (including current maturities)	44,864	-	45,561	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53% and 4.65% Linkage to Consumer price index in Israel
Finance lease obligations (including current maturities)	4,020	-	4,209	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.85%
	106,515	60,518	49,770	-

	December 31, 2016
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	33,806	36,542	-	-
Loans from banks and others (including current maturities)	17,737	-	18,334	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%
Finance lease obligations (including current maturities)	4,388	-	4,388	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.85%
	55,931	36,542	22,722	-

(2)	Interest rates used for determining fair value

The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

December 31
	2017		2016
%
Non-current liabilities:
Loans from banks	Euribor+ 2.53%		Euribor+ 2.53%
Loans from banks	4.65% Linkage to Consumer price index in Israel		-
Finance lease obligations	Euribor+ 2.85%		Euribor+ 2.85%

(3)	Fair values hierarchy

The financial instruments presented at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of data used in the measurement:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	-	Inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.
Level 3	-	Inputs that are not based on observable market data (unobservable inputs).

	December 31, 2017
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the Erez electricity pumped storage project (see Note 6)	-	-	1,249	1,249
The fair value of the income receivable in connection with the Erez electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities	-	5,412	-	5,412	Market price
Forward contracts	-	2,650	-	2,650
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	539	-	539
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	1,244	-	1,244
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

	December 31, 2016
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the Erez electricity pumped storage project (see Note 6)	-	-	1,265	1,265
The fair value of the income receivable in connection with the Erez electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Option to require additional shares in investee	-	-	*	-
Marketable securities	-	972	-	972	Market price
Forward contracts	-	48	-	48
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	(2,758)	-	(2,758)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

(4)	Level 3 financial instruments carried at fair value

The table hereunder presents reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Income receivable in connection with the Erez electricity
pumped storage project
€ in thousands
Balance as at December 31, 2015	1,148

Total income recognized in profit or loss	56
Exercise of first option to acquire additional shares	-
Foreign Currency translation adjustments	61

Balance as at December 31, 2016	1,265

Total income recognized in profit or loss	17
Exercise of second option to acquire additional shares	-
Foreign Currency translation adjustments	(33)

Balance as at December 31, 2017	1,249

Receivable from concession project
Income receivable in connection with the concession project
€ in thousands

Balance as at October 18, 2017	28,927

Total income recognized in profit or loss	793
Proceeds from receivable from concession project	(738)
Foreign Currency translation adjustments	29

Balance as at December 31, 2017	29,011